Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	₩ 1,607,253	₩ 1,550,063
Expected return on plan assets	38,597	41,826
Remeasurements (before tax)	(7,264)	(8,824)
Contributions by employer directly to plan assets	101,462	186,641
Benefit payments	(119,007)	(82,266)
Net transfers from (to) related parties		280
Curtailment of plans	0	(80,467)
Fair value of plan assets at December 31	₩ 1,621,041	₩ 1,607,253